Shareholders' Equity (Details) (USD $)	Dec. 31, 2014	Feb. 11, 2014	Dec. 31, 2013	Aug. 31, 2012
Equity [Abstract]
Common stock, shares authorized	350,000,000		350,000,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Ordinary shares, shares authorized	1,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001
Euro deferred shares, shares issued	4,000,000	4,000,000
Euro deferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
2012 Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Authorized Amount				$ 450,000,000.0